Revenue - Schedule of Gas Operating Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 1,385,294	$ 1,305,974	$ 1,262,881
Alternative revenue program revenues (deferrals)	(25,112)	45,979	35,347
Other revenues	8,757	5,775	4,080
Total Gas operating revenues	1,368,939	1,357,728	1,302,308
Tax Reform Savings Revenue Adjustments
Disaggregation of Revenue [Line Items]
Other revenues	(4,900)	(13,500)
Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	972,788	887,220	857,204
Small commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	249,117	255,083	243,513
Large commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	48,935	53,192	52,379
Industrial/other
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	22,074	23,489	22,026
Transportation
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 92,380	$ 86,990	$ 87,759